SEGMENT REPORTING (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) segment	Dec. 31, 2017 CNY (¥) segment	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
SEGMENT REPORTING
Number of operating segments	5	5
Revenue:
Total revenue	$ 3,072,339	¥ 19,989,562	¥ 8,844,137	¥ 5,256,327
Cost of revenue:
Total cost of revenue	2,997,712	19,504,011	9,376,567	5,790,708
Gross (loss)/income:
Total gross (loss)/profit	74,627	485,551	(532,430)	(534,381)
Supply chain management
Cost of revenue:
Total cost of revenue	230,941	1,502,570	1,183,245	795,099
Express delivery
Cost of revenue:
Total cost of revenue	1,911,309	12,435,550	5,671,356	4,035,300
Freight delivery
Cost of revenue:
Total cost of revenue	516,830	3,362,652	1,906,930	923,011
Store
Cost of revenue:
Total cost of revenue	318,601	2,072,912	569,557	9,714
Others
Cost of revenue:
Total cost of revenue	20,031	130,327	45,479	27,584
Operating segment | Supply chain management
Revenue:
Total revenue	285,009	1,854,356	1,363,468	861,753
Cost of revenue:
Total cost of revenue	268,509	1,746,999	1,297,227	823,356
Gross (loss)/income:
Total gross (loss)/profit	16,500	107,357	66,241	38,397
Operating segment | Express delivery
Revenue:
Total revenue	1,975,019	12,850,067	5,412,729	3,758,956
Cost of revenue:
Total cost of revenue	1,922,458	12,508,090	5,696,746	4,087,157
Gross (loss)/income:
Total gross (loss)/profit	52,561	341,977	(284,017)	(328,201)
Operating segment | Freight delivery
Revenue:
Total revenue	488,580	3,178,850	1,609,391	680,746
Cost of revenue:
Total cost of revenue	516,954	3,363,457	1,912,750	929,708
Gross (loss)/income:
Total gross (loss)/profit	(28,374)	(184,607)	(303,359)	(248,962)
Operating segment | Store
Revenue:
Total revenue	342,135	2,226,034	560,226	9,700
Cost of revenue:
Total cost of revenue	318,601	2,072,912	569,557	9,714
Gross (loss)/income:
Total gross (loss)/profit	23,534	153,122	(9,331)	(14)
Operating segment | Others
Revenue:
Total revenue	99,870	649,784	125,456	32,023
Cost of revenue:
Total cost of revenue	88,158	573,581	122,239	27,583
Gross (loss)/income:
Total gross (loss)/profit	11,712	76,203	3,217	4,440
Inter-segment
Revenue:
Total revenue	(118,274)	(769,529)	(227,133)	(86,851)
Cost of revenue:
Total cost of revenue	(116,968)	(761,028)	(221,952)	(86,810)
Gross (loss)/income:
Total gross (loss)/profit	$ (1,306)	¥ (8,501)	¥ (5,181)	¥ (41)